CONTRACT ASSETS	12 Months Ended
Dec. 31, 2023
Contract assets [abstract]
CONTRACT ASSETS	CONTRACT ASSETS
14(a)    Assets related to contracts with customers

	As of December 31,
	2023	2022
	US$’000	US$’000
Contract assets - current	13,946	12,450
There were no advances received or retentions on SDI service contracts during the financial years ended December 31, 2023 and 2022. The contract assets balance increased as our Company provided more services and transferred more goods ahead of the agreed payment schedules.
Our Company mainly conducts its SDI services contract with customers within public sector, and the expected credit loss on contract assets is close to zero.
14(b)    Unsatisfied supply, delivery, and installation (SDI) services contracts
The following table shows the aggregate amount of the transaction price allocated to the unsatisfied performance obligations.

	As of December 31,
	2023	2022
	US$’000	US$’000
Unsatisfied long-term SDI contracts
Expected to be recognized as revenue over 3 years	194,963	109,816